Intangible Asset	6 Months Ended
Dec. 31, 2024
Intangible Asset
Intangible Assets
9.
Intangible Assets

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2023	$1,049	$31	$1,080
Amortization	(93)	(2)	(95)
Balance, June 30, 2024	$956	$29	$985
Additions	—	36	36
Amortization	(75)	(3)	(78)
Balance, December 31, 2024	$881	$62	$943

The intangible assets represent the rights to intellectual property and were put in use in conjunction with the operation of the Company’s Demonstration Plant (as defined herein) on May 9, 2020.

The Company has received patents in multiple countries associated with its proprietary technique for continuous direct lithium extraction from lithium brines.